Warrants to Purchase Common Stock (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Warrants To Purcahase Common Stock [Abstract]
Warrants to purchase common stock, description	the Company issued 360,000 warrants to purchase common stock to the Placement Agents. The warrants carry a term of 5 years and an exercise price of $2.00.	the Offering, we issued 348,500 warrants to purchase common stock to the Placement Agents during the six months ended June 30, 2021. The warrants carry a term of 5 years and an exercise price of $2.00.